DEBT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Details
Outstanding, beginning of period	$ 4,263,002	$ 2,596,667
Borrowings		4,263,002
Repayments	$ (2,986,118)	(1,936,667)
Conversions to common stock	(1,147,000)	(660,000)
Outstanding, end of period	$ 129,884	$ 4,263,002